Leases, Future Minimum Operating Lease Payments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Future Minimum Operating Lease Payments [Abstract]
2025	$ 3,170
Total	3,170
Less imputed interest	(212)
Total Lease Liability	2,958
Current portion of Operating lease liabilities	$ 2,958	$ 6,357
Average remaining lease term	5 months 6 days
Discount rate used to calculate present value of lease payments	6.72%
Cash paid for operating leases	$ 3,620
M/T Eco Bel Air and M/T Eco Beverly Hills [Member]
Future Minimum Operating Lease Payments [Abstract]
Revenue generated from vessels	$ 8,682